Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party [Abstract]
Disclosure of transactions between related parties
The remuneration of directors and other key management personnel of the Company for employment services rendered are as follows (in thousands $):

	For the years ended
	Dec. 31, 2024	Dec. 31, 2023

Fixed salaries and benefits	4,385	4,655
Variable incentive-based compensation	9,249	6,139
Share-based compensation	9,915	9,915
	23,549	20,709